Schedule of other payables and accrued liabilities (Details) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Payables and Accruals [Abstract]
Advanced invoice amount percentage	80.00%
Retain invoice amount percentage	20.00%
Carrying amount of accounts receivable	$ 25,653		$ 25,877
Interest expense	$ 14,963	$ 25,816